Convertible Preferred Stock	12 Months Ended
Dec. 31, 2018
Equity [Abstract]
Convertible Preferred Stock

8. Convertible Preferred Stock

In May 2017, the Company entered into a Series C convertible preferred stock purchase agreement, pursuant to which the Company sold 19,416,645 shares of Series C convertible preferred stock at a price of $2.3176 per share for proceeds of $44,788, net of issuance costs of $212. In October 2018, the Company entered into a Series D convertible preferred stock purchase agreement, pursuant to which the Company sold 26,288,123 shares of Series D convertible preferred stock at a price of $3.0432 per share for proceeds of $79,755, net of issuance costs of $245. The authorized, issued, and outstanding shares of convertible preferred stock at December 31, 2017 and December 31, 2018 were as follows:

	December 31, 2017
Series	Shares Authorized, Issued, and Outstanding	Aggregate Liquidation Preference	Carrying Value
Series A convertible preferred stock	7,404,248	$3,480	$3,455
Series B convertible preferred stock	12,314,885	17,980	17,918
Series C convertible preferred stock	19,416,645	45,000	44,788

Total	39,135,778	$66,460	$66,161

	December 31, 2018
Series	Shares Authorized, Issued, and Outstanding	Aggregate Liquidation Preference	Carrying Value
Series A convertible preferred stock	7,404,248	$3,480	$3,455
Series B convertible preferred stock	12,314,885	17,980	17,918
Series C convertible preferred stock	19,416,645	45,000	44,788
Series D convertible preferred stock	26,288,123	80,000	79,755

Total	65,423,901	$146,460	$145,916

Dividends

Holders of Series D and Series C convertible preferred stock, on a pari passu basis and in preference to the holders of Series B convertible preferred stock, Series A convertible preferred stock, and common stock, are entitled to receive, but only out of funds legally available therefore, cash dividends at a rate of 5% of the original issuance price of $3.0432 and $2.3176 of the Series D and Series C convertible preferred stock, respectively, per year on each outstanding share of Series D and Series C convertible preferred stock, as applicable, only when and if declared by the Board of Directors of the Company.

After payment of declared dividends on the Series D and Series C convertible preferred stock, holders of the Series B convertible preferred stock, in preference to the holders of the Series A convertible preferred stock and common stock, are entitled to receive cash dividends at a rate of 5% of the Series B convertible preferred stock original issuance price of $1.46 per year on each outstanding share of Series B convertible stock, only when and if declared by the Board of Directors of the Company.

After payment of declared dividends on the Series B convertible preferred stock, the holders of the Series A convertible preferred stock in preference to the holders of common stock, are entitled to receive cash dividends at a rate of 5% of the Series A convertible preferred stock original issuance price of $0.47 per year on each outstanding share of Series A convertible preferred stock, only when and if declared by the Board of Directors of the Company.

All such dividends are non-cumulative. No dividends have been declared through December 31, 2018.

Voting

Each share of convertible preferred stock has voting rights equal to the number of shares of common stock into which it is convertible.

Election of Board of Directors

The holders of the Series A and Series B convertible preferred stock, voting together as a single class, are entitled to elect one member of the Board of Directors of the Company. The holders of the Series C convertible preferred stock, voting as a separate class, are entitled to elect three members to the Board of Directors of the Company. The holders of the Series D convertible preferred stock, voting as a separate class, are entitled to elect two members to the Board of Directors of the Company.

Liquidation Preference

In the event of a liquidation, dissolution, or winding up of the Company, whether voluntary or involuntary, and including a merger, acquisition or sale of assets where there is a change in control, before any distribution or payment is made to the holders of any Series B convertible preferred stock, Series A convertible preferred stock or common stock, the holders of Series C convertible preferred stock and Series D convertible preferred stock, on a pari passu basis, shall be entitled to be paid out of the assets of the Company legally available for distribution (or the consideration received by the Company or its stockholders in an Acquisition) for each share of Series C convertible preferred stock or Series D convertible preferred stock held by them, as applicable, an amount per share of Series C convertible preferred stock equal to $2.3176 plus all declared and unpaid dividends on the Series C convertible preferred stock, if any, and an amount per share of Series D convertible preferred stock equal to $3.0432 plus all declared and unpaid dividends on the Series D convertible preferred stock, if any. If, upon any such Liquidation Event, the assets of the Company (or the consideration received in such transaction) shall be insufficient to make payment in full to all holders of Series C convertible preferred stock and Series D convertible preferred stock of the liquidation preference, then such assets (or consideration) shall be distributed among the holders of Series C convertible preferred stock and Series D convertible preferred stock at the time outstanding, ratably in proportion to the full amounts to which they would otherwise be respectively entitled.

After the Series D and Series C liquidation preferences have been paid, the holders Series of B convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of any assets of the Company to the holders of the Series A convertible preferred stock or common stock, an amount per share equal to $1.46 per share plus all declared and unpaid dividends. If, upon a liquidation event, the assets of the Company or consideration received in such a transaction, are insufficient to make payment in full to all holders of Series B convertible preferred stock of the Series B liquidation preference, then such assets or consideration shall be distributed among the holders of the Series B convertible preferred stock ratably in proportion to the full amounts to which they would have otherwise be entitled.

After the Series D, Series C, and Series B liquidation preferences have been paid, the holders of Series A convertible preferred stock shall be entitled to receive, prior and in preference to any distribution of any assets of the Company to the holders of common stock, an amount per share equal to $0.47 per share plus all declared and unpaid dividends. If, upon a liquidation event, the assets of the Company or consideration received in such a transaction, are insufficient to make payment in full to all holders of Series A convertible preferred stock of the Series A liquidation preference, then such assets or consideration shall be distributed among the holders of the Series A preferred stock ratably in proportion to the full amounts to which they would have otherwise be entitled.

Thereafter, the remaining assets of the Company legally available for distribution in such liquidation event (or the consideration received by the Company or its stockholders in an acquisition), if any, shall be distributed among the holders of Series B convertible preferred stock and common stock on an if-converted basis until such holders of Series B convertible preferred stock have received an aggregate amount per share of $4.38; thereafter, the remaining assets of the Company legally available for distribution in such liquidation event (or the consideration received by the Company or its stockholders in an acquisition), if any, shall be distributed ratably to the holders of the common stock.

In the event of a liquidation event (including such events as an acquisition, asset transfer, or insolvency), if the Company does not effect a dissolution within 90 days after the liquidation event, the Company shall advise each holder of its convertible preferred stock of their right to require redemption of such shares. Upon a majority vote by each class of preferred stock (which majority, in the case of the Series D convertible preferred stock must include holders of at least 65% of the Series D convertible stock, in the case of the Series C convertible preferred stock must include holders of at least 60% of the Series C convertible preferred stock, and in the case of the Series B convertible preferred stock must include holders of at least a majority of the Series B convertible preferred stock who do not also hold Series A convertible preferred stock), the holders can compel the redemption of each class of preferred stock at the respective liquidation preference for each class of preferred stock.

Conversion

Each share of convertible preferred stock is immediately convertible at the holder’s option into shares of common stock based on the original issuance price of $0.47 for the Series A convertible preferred stock, $1.46 for the Series B convertible preferred stock, $2.3176 for the Series C convertible preferred stock, and $3.0432 for the Series D convertible preferred stock divided by the Conversion Price. The Conversion Price is $1.8095 for shares of Series A convertible preferred stock, $5.621 for shares of Series B convertible preferred stock, $8.9228 for shares of Series C convertible preferred stock, and $11.7163 for shares of Series D convertible preferred stock subject to proportional adjustments for certain dilutive issuances, splits, combinations, and other recapitalizations or reorganizations. Conversion of the preferred stock is automatic in the event of a public offering of the Company’s common stock meeting certain specified criteria (pursuant to which the pre-money valuation of the Company is at least $350,000 and the gross cash proceeds to the Company are at least $50,000, before underwriting discounts, commissions and fees). In addition, conversion of each share of preferred stock is automatic upon the vote or election to convert by the holders of a majority of the then outstanding shares of preferred stock voting together on an as-converted basis and as a single class.

If the Company issues any additional stock at a price per share that is less than the Conversion Price then in effect, the Conversion Price for the Series A, Series B, Series C, and Series D convertible preferred stock shall be reduced based on a weighted average formula.

The Company recorded all convertible preferred stock issuances at fair value on the dates of issuance. The Company classifies the convertible preferred stock outside of stockholders’ deficit in temporary equity because the shares contain contingent liquidation features that are not solely within its control. During the years ended December 31, 2017 and 2018, the Company did not adjust the carrying values of the convertible preferred stock to the deemed redemption values of such shares since a liquidation event was not probable. Subsequent adjustments to increase the carrying values to the ultimate redemption values will be made only when it becomes probable that such a liquidation event will occur.